UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                  WASHINGTON, D.C.  20549

                         Form 13F

                    Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):                  [   ]
    is a restatement.
                                                       [   ]
    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alan Breed
Address: c/o Edgewood Management Company
         350 Park Avenue
         New York, New York  10022

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alan Breed
Title:
Phone:   (212) 687-7480

Signature, Place, and Date of Signing:

              /s/ Alan Breed     New York, New York     2/14/00
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     17

Form 13F Information Table Value Total:     $306,313,484



List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]

                   Form 13F INFORMATION TABLE

          COLUMN 1          COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7           COLUMN 8
-----------------------  -----------------------  --------  ------------------- ----------  --------  --------------------------
                                                                                INVESTMENT                 VOTING AUTHORITY
                                                                                DISCRETION                     (SHARES)
                                                                        --------------------------  ------------------------------
                                                     FAIR
                                          CUSIP     MARKET    SHRS OR   SOLE  SHARED   SHARED           SOLE    SHARED    NONE
       NAME OF ISSUER    TITLE OF CLASS  NUMBER      VALUE    PRN AMT    (A)    (B)   OTHER (C)  MGR     (A)      (B)      (C)
-----------------------  -----------------------   --------   -------   ----   -----  --------- -----  ------  --------  -------

AAVID THERM TECH         COMMON        002539104   10,316,250     420,000  X                           420,000
AES CORP                 COMMON        00130H105   18,687,500     250,000  x                           250,000
AMERICA ONLINE INC CO    COMMON        02364J104   15,175,000     200,000  X                           200,000
AMERICAN CLASSIC VOY CO  COMMON        024928103   21,157,500     604,500  X                           604,500
AMERICREDIT CORP.        COMMON        03060R101   14,800,000     800,000  X                           800,000
ANTEC CORP               COMMON        03664P10    14,600,000     400,000  X                           400,000
COMPUTER ASSOCIATES      COMMON        204912109   17,484,375     250,000  X                           250,000
CONCORD EFS INC.         COMMON        206197105   12,875,000     500,000  X                           500,000
HISPANIC BROADCAST CO.   COMMON        43357B104   23,054,687     250,000  X                           250,000
INSO CORP                COMMON        457674109   42,889,275   1,329,900  X                           1,329,900
INTER TEL INC            COMMON        458372109   19,600,000     784,000  X                           784,000
MEDIAPLEX INC            COMMON        58446B105    4,706,250      75,000  x                           75,000
MICRON TECHNOLOGY INC    COMMON        595112103   21,484,375     275,000  X                           275,000
NTL, INC.                COMMON        459216107   17,466,162     175,000  X                           175,000
PANAMSAT CORP            COMMON        697933109    3,265,625      55,000  x                           55,000
SAFEGUARD SCIENTIFIC     COMMON        786449108   28,525,000     175,000  X                           175,000
VISX INC DEL COM         COMMON        92844S105   20,226,485     390,850  X                           390,850


   TOTAL















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